BASIS OF PRESENTATION AND GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Basis Of Presentation And Going Concern Details Narrative
Cumulative Net Losses	$ 16,050,426	$ 14,098,130